DIVIDENDS (Details) $ / shares in Units, $ in Millions											12 Months Ended
	Aug. 05, 2022 USD ($) $ / shares	Aug. 05, 2022 R / shares	Feb. 22, 2022 USD ($) $ / shares	Feb. 22, 2022 R / shares	Aug. 06, 2021 USD ($) $ / shares	Aug. 06, 2021 R / shares	Feb. 22, 2021 USD ($) $ / shares	Feb. 22, 2021 R / shares	Feb. 21, 2020 USD ($) $ / shares	Feb. 21, 2020 R / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends declared (USD per share) | (per share)	$ 0.28	R 4.93	$ 0.15	R 2.17	$ 0.06	R 0.87	$ 0.48	R 7.05	$ 0.09	R 1.65
Dividends paid (note 12)	$ 119		$ 62		$ 25		$ 199		$ 38		$ 181	$ 224	$ 38